FAIR VALUE MEASUREMENTS. (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Fair Value Disclosures [Abstract]
Schedule of fair value measurements

The following table summarizes recurring fair value measurements by level at September 30, 2019 (in thousands):

	Fair Value	Level 1	Level 2	Level 3
Assets:
Derivative financial instruments(1)	$2,790	$2,790	$—	$—
	$2,790	$2,790	$—	$—

Liabilities:
Derivative financial instruments(1)	$(3,619)	$(3,619)	$—	$—
	$(3,619)	$(3,619)	$—	$—

The following table summarizes recurring fair value measurements by level at December 31, 2018 (in thousands):

					Benefit Plan
					Percentage
	Fair Value	Level 1	Level 2	Level 3	Allocation
Assets:
Derivative financial instruments(1)	$1,765	$1,765	$—	$—

Defined benefit plan assets
(pooled separate accounts):
Large U.S. Equity(2)	3,621	—	3,621	—	27%
Small/Mid U.S. Equity(3)	1,844	—	1,844	—	14%
International Equity(4)	2,106	—	2,106	—	16%
Fixed Income(5)	5,686	—	5,686	—	43%
	$15,022	$1,765	$13,257	$—

Liabilities:
Derivative financial instruments	$(6,309)	$(6,309)	$—	$—

(1)	Included in derivative instruments in the consolidated balance sheets.

(2)	This category includes investments in funds comprised of equity securities of large U.S. companies. The funds are valued using the net asset value method in which an average of the market prices for the underlying investments is used to value the fund.
(3)	This category includes investments in funds comprised of equity securities of small- and medium-sized U.S. companies. The funds are valued using the net asset value method in which an average of the market prices for the underlying investments is used to value the fund.
(4)	This category includes investments in funds comprised of equity securities of foreign companies including emerging markets. The funds are valued using the net asset value method in which an average of the market prices for the underlying investments is used to value the fund.
(5)	This category includes investments in funds comprised of U.S. and foreign investment-grade fixed income securities, high-yield fixed income securities that are rated below investment-grade, U.S. treasury securities, mortgage-backed securities, and other asset-backed securities. The funds are valued using the net asset value method in which an average of the market prices for the underlying investments is used to value the fund.

The following table summarizes recurring fair value measurements by level at December 31, 2018 (in thousands):

					Benefit Plan
	Fair				Percentage
	Value	Level 1	Level 2	Level 3	Allocation
Assets:
Derivative financial instruments	$1,765	$1,765	$—	$—
Defined benefit plan assets(1)
(pooled separate accounts):
Large U.S. Equity(2)	3,621	—	3,621	—	27%
Small/Mid U.S. Equity(3)	1,844	—	1,844	—	14%
International Equity(4)	2,106	—	2,106	—	16%
Fixed Income(5)	5,686	—	5,686	—	43%
	$15,022	$1,765	$13,257	$—
Liabilities:
Derivative financial instruments	$(6,309)	$(6,309)	$—	$—

The following table summarizes recurring fair value measurements by level at December 31, 2017 (in thousands):

					Benefit Plan
	Fair				Percentage
	Value	Level 1	Level 2	Level 3	Allocation
Assets:
Derivative financial instruments	$998	$998	$—	$—
Defined benefit plan assets(1)
(pooled separate accounts):
Large U.S. Equity(2)	3,748	—	3,748	—	27%
Small/Mid U.S. Equity(3)	2,018	—	2,018	—	14%
International Equity(4)	2,528	—	2,528	—	18%
Fixed Income(5)	5,664	—	5,664	—	41%
	$14,956	$998	$13,958	$—
Liabilities:
Derivative financial instruments	$(2,307)	$(2,307)	$—	$—

(1)	See Note 9 for accounting discussion.

(2)	This category includes investments in funds comprised of equity securities of large U.S. companies. The funds are valued using the net asset value method in which an average of the market prices for the underlying investments is used to value the fund.

(3)	This category includes investments in funds comprised of equity securities of small- and medium-sized U.S. companies. The funds are valued using the net asset value method in which an average of the market prices for the underlying investments is used to value the fund.

(4)	This category includes investments in funds comprised of equity securities of foreign companies including emerging markets. The funds are valued using the net asset value method in which an average of the market prices for the underlying investments is used to value the fund.

(5)	This category includes investments in funds comprised of U.S. and foreign investment-grade fixed income securities, high-yield fixed income securities that are rated below investment-grade, U.S. treasury securities, mortgage-backed securities, and other asset-backed securities. The funds are valued using the net asset value method in which an average of the market prices for the underlying investments is used to value the fund.